Convertible notes payable (Details Narrative) ¥ in Millions	1 Months Ended
	Nov. 30, 2025 USD ($)	Jan. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares
Convertible notes payable
Principal amount of notes payable	$ 1,095,000	$ 550,000	$ 162,500	$ 1,123,750
Investor legal fee			5,000	10,000
Common stock share issued | shares					34,564,920,000	34,564,920,000
Principal amount of issued share					$ 2,600,000
Notes balance | ¥						¥ 5.4
Consideration amount	1,000,000	500,000	150,000	1,000,000
Original issue discount	$ 95,000	$ 50,000	$ 7,500	$ 113,750
Interest rate on notes	8.00%	8.00%	8.00%	8.00%